Initial Public Offering (Details) - USD ($)	1 Months Ended
	Dec. 30, 2020	Dec. 28, 2020
Initial Public Offering
Initial Public Offering (Details) [Line Items]
Sale of shares		17,500,000
Share Price (in Dollars per share)		$ 10
Sale of stock Description		Each Unit consists of one share of common stock, par value $0.0001 per share, one redeemable warrant (the “Public Warrants”) and one right (the “Rights”). Each Public Warrant entitles the holder thereof to purchase one-half (1/2) of a share of common stock at a price of $11.50 per whole share. Each Right entitles the holder thereof to receive one-twentieth (1/20) of a share of common stock upon consummation of an initial Business Combination.
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock	2,625,000
Gross proceeds (in Dollars)	$ 26,250,000